Thrivent Government Bond Portfolio Annual Fund Operating Expenses - Thrivent Government Bond Portfolio - Class A	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.49%